UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00159 )

Exact name of registrant as specified in charter: Putnam Investors Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
10/31/06 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Omnicom Group, Inc.	248,200	$25,179,890

Aerospace and Defense (0.6%)
General Dynamics Corp.	196,900	13,999,590
Lockheed Martin Corp.	96,400	8,380,052
		22,379,642

Airlines (0.9%)
AMR Corp. (NON) (S)	431,600	12,231,544
JetBlue Airways Corp. (NON) (S)	2,035,600	25,567,136
		37,798,680

Automotive (2.4%)
Harley-Davidson, Inc. (S)	799,900	54,897,137
Johnson Controls, Inc.	502,900	41,006,466
		95,903,603

Banking (7.2%)
Bank of America Corp.	2,050,101	110,438,941
Commerce Bancorp, Inc. (S)	2,490,900	86,982,228
U.S. Bancorp	2,797,200	94,657,248
		292,078,417

Biotechnology (0.3%)
Biogen Idec, Inc. (NON)	244,400	11,633,440

Building Materials (0.8%)
Sherwin-Williams Co. (The) (S)	507,200	30,041,456

Commercial and Consumer Services (0.3%)
Equifax, Inc.	320,000	12,169,600

Communications Equipment (2.8%)
Cisco Systems, Inc. (NON)	3,071,200	74,108,056
Qualcomm, Inc.	1,002,500	36,480,975
		110,589,031

Computers (4.9%)
Apple Computer, Inc. (NON) (S)	1,113,000	90,242,040
Dell, Inc. (NON) (S)	2,257,900	54,934,707
Hewlett-Packard Co.	1,256,700	48,684,558
		193,861,305

Conglomerates (0.7%)
Danaher Corp. (S)	403,100	28,930,487

Consumer Finance (7.0%)
Capital One Financial Corp. (S)	2,012,600	159,659,556
Countrywide Financial Corp. (S)	3,147,871	119,996,843
		279,656,399

Energy (0.6%)
BJ Services Co. (S)	317,300	9,569,768
Halliburton Co. (S)	426,500	13,797,275
		23,367,043

Financial (5.9%)
Citigroup, Inc.	2,454,000	123,092,640
Freddie Mac	628,700	43,374,013
MGIC Investment Corp. (S)	942,800	55,398,928
Moody's Corp. (S)	233,600	15,487,680
		237,353,261

Health Care Services (6.9%)
Aetna, Inc.	1,296,600	53,445,852
Cardinal Health, Inc.	338,300	22,141,735
Caremark Rx, Inc.	634,700	31,246,281
CIGNA Corp.	259,900	30,403,102
Coventry Health Care, Inc. (NON)	297,000	13,944,150
Express Scripts, Inc. (NON)	435,500	27,750,060
Lincare Holdings, Inc. (NON)	441,712	14,823,855
UnitedHealth Group, Inc.	1,636,300	79,818,714
		273,573,749

Homebuilding (1.5%)
Lennar Corp. (S)	453,700	21,541,676
NVR, Inc. (NON) (S)	69,811	39,198,877
		60,740,553

Household Furniture and Appliances (0.9%)
Whirlpool Corp.	396,500	34,467,745

Insurance (7.2%)
ACE, Ltd. (Bermuda)	944,000	54,044,000
American International Group, Inc.	1,828,400	122,813,628
Berkshire Hathaway, Inc. Class B (NON)	10,485	36,854,775
Everest Re Group, Ltd. (Barbados)	737,600	73,155,168
		286,867,571

Investment Banking/Brokerage (8.9%)
Bear Stearns Cos., Inc. (The) (S)	593,600	89,841,360
BlackRock, Inc.	83,400	12,580,056
E*Trade Financial Corp. (NON)	693,300	16,140,024
Franklin Resources, Inc.	457,700	52,159,492
Goldman Sachs Group, Inc. (The) (S)	523,600	99,374,044
Legg Mason, Inc. (S)	264,300	23,792,286
Morgan Stanley	779,500	59,577,185
		353,464,447

Lodging/Tourism (1.4%)
Carnival Corp. (S)	202,100	9,866,522
Las Vegas Sands Corp. (NON) (S)	329,700	25,123,140
Royal Caribbean Cruises, Ltd.	541,800	21,942,900
		56,932,562

Machinery (1.5%)
Caterpillar, Inc.	742,500	45,077,175
Cummins, Inc. (S)	108,600	13,790,028
		58,867,203

Manufacturing (1.1%)
Illinois Tool Works, Inc.	543,656	26,057,432
ITT Corp.	351,700	19,128,963
		45,186,395

Media (0.1%)
Scripps Co. (E.W.) Class A	96,800	4,787,728

Medical Technology (2.1%)
Boston Scientific Corp. (NON)	1,379,800	21,952,618
Medtronic, Inc.	714,700	34,791,596
St. Jude Medical, Inc. (NON)	741,800	25,480,830
		82,225,044

Metals (0.4%)
United States Steel Corp. (S)	254,700	17,217,720

Oil & Gas (6.2%)
Apache Corp.	429,200	28,035,344
ConocoPhillips	681,500	41,053,560
Devon Energy Corp.	469,400	31,374,696
EOG Resources, Inc.	422,600	28,115,578
Hess Corp. (S)	139,200	5,902,080
Marathon Oil Corp.	199,400	17,228,160
Newfield Exploration Co. (NON)	399,800	16,307,842
Occidental Petroleum Corp.	668,000	31,355,920
Valero Energy Corp.	424,700	22,224,551
XTO Energy, Inc.	594,000	27,716,040
		249,313,771

Pharmaceuticals (0.3%)
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	350,900	11,569,173

Power Producers (0.2%)
AES Corp. (The) (NON)	428,300	9,418,317

Publishing (2.3%)
McGraw-Hill Cos., Inc. (The)	676,180	43,390,471
R. H. Donnelley Corp. (S)	360,719	21,722,498
Wiley (John) & Sons, Inc. Class A (S)	705,400	24,900,620
		90,013,589

Railroads (0.3%)
Norfolk Southern Corp.	235,600	12,385,492

Real Estate (1.2%)
CB Richard Ellis Group, Inc. Class A (NON)	1,571,100	47,180,133

Restaurants (1.2%)
Darden Restaurants, Inc. (S)	280,200	11,740,380
Red Robin Gourmet Burgers, Inc. (NON) (S)	346,200	16,700,688
Starbucks Corp. (NON)	565,500	21,347,625
		49,788,693

Retail (10.4%)
Barnes & Noble, Inc. (S)	494,800	20,440,188
Bed Bath & Beyond, Inc. (NON) (S)	1,289,300	51,945,897
Best Buy Co., Inc. (S)	446,200	24,652,550
CVS Corp.	1,029,300	32,299,434
Home Depot, Inc. (The)	2,908,400	108,570,572
Kohl's Corp. (NON) (S)	264,400	18,666,640
Nordstrom, Inc. (S)	345,900	16,378,365
Ross Stores, Inc. (S)	572,200	16,839,846
Staples, Inc.	1,610,100	41,524,479
Wal-Mart Stores, Inc. (S)	1,087,100	53,572,288
Whole Foods Market, Inc. (S)	461,600	29,468,544
		414,358,803

Semiconductor (0.7%)
Applied Materials, Inc. (S)	1,517,900	26,396,281

Software (5.6%)
Adobe Systems, Inc. (NON)	680,300	26,021,475
Autodesk, Inc. (NON) (S)	969,700	35,636,475
McAfee, Inc. (NON)	366,300	10,597,059
Microsoft Corp. (S)	3,262,100	93,654,891
Oracle Corp. (NON)	2,121,200	39,178,564
Western Union Co. (The) (NON)	831,000	18,323,550
		223,412,014

Technology (0.6%)
Dun & Bradstreet Corp. (The) (NON) (S)	298,779	23,077,690

Technology Services (2.8%)
Accenture, Ltd. Class A (Bermuda)	629,390	20,713,225
eBay, Inc. (NON) (S)	989,700	31,799,061
Global Payments, Inc.	411,900	18,004,149
Google, Inc. Class A (NON) (S)	83,974	40,004,374
		110,520,809

Telecommunications (1.0%)
Sprint Nextel Corp. (S)	2,052,100	38,353,749

Total common stocks (cost $3,650,681,816)		$3,981,061,485

SHORT-TERM INVESTMENTS (18.5%)(a)
	Principal	Value
	amount/shares

Putnam Prime Money Market Fund (e)	31,150,573	$31,150,573
Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from November 1, 2006 to
December 22, 2006 (d)	$ 709,477,295	707,514,592

Total short-term investments (cost $738,665,165)		$738,665,165

TOTAL INVESTMENTS

Total investments (cost $4,389,346,981) (b)		$4,719,726,650

NOTES

(a) Percentages indicated are based on net assets of $3,990,404,149.

(b) The aggregate identified cost on a tax basis is $4,390,904,069 resulting in gross unrealized appreciation and depreciation of $453,524,551 and $124,701,970, respectively, or net unrealized appreciation of $328,822,581.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2006, the value of securities loaned amounted to $689,981,565. The fund received cash collateral of $707,514,592 which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $82,725 for the period ended October 31, 2006. During the period ended October 31, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $86,164,444 and $55,013,871, respectively.

(S) Securities on loan, in part or in entirety, at October 31, 2006.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2006